Salaries and other employee expenses - Schedule of Restricted Stock Units Granted to Certain Executives (Details) - Restricted Stocks $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Aggregate intrinsic value, outstanding | $	$ 1,564
Aggregate intrinsic value, expected to vest | $	$ 1,564
Key management personnel of entity or parent
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares, outstanding at beginning (in shares) | shares	280,475	134,175	107,529
Granted (in shares) | shares	338,811	298,951	63,056
Forfeited (in usd per share) | shares	(1,484)	(346)
Vested (in shares) | shares	(193,959)	(152,305)	(36,410)
Number of shares, outstanding at end (in shares) | shares	423,843	280,475	134,175
Expected to vest (in shares) | shares	423,843
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	$ 14.50	$ 13.80	$ 14.99
Granted (in usd per share) | $ / shares	21.36	15.36	13.03
Forfeited (in usd per share) | $ / shares	14.95	14.95
Vested (in usd per share) | $ / shares	17.73	15.57	15.97
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	18.51	$ 14.50	$ 13.80
Weighted average grand date fair value, expected to vest | $ / shares	$ 18.51
Weighted average remaining contractual term, outstanding	2 years 2 months 1 day
Weighted average remaining contractual term, expected to vest	2 years 2 months 1 day